Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of business combinations

	RMB	US$
Purchase consideration	34,473	4,998

Fair value of redeemable noncontrolling interests	31,397	4,552
Less:
Cash and cash equivalents	17,744	2,573
Customer relationships	13,800	2,001
Brand	10,300	1,493
Other current and noncurrent assets	1,025	149
Deferred revenue	(6,529)	(947)
Deferred tax liabilities	(5,330)	(773)
Other current liabilities	(2,925)	(424)

Goodwill	37,785	5,478